Consolidated Statements of Changes in Shareholders’ Equity (USD $)	Common Stock [Member]	Preferred Stock [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balances at Dec. 31, 2009	$ 114,746,000	$ 32,734,000	$ (1,198,000)	$ 598,000	$ 146,880,000
Net income			3,763,000		3,763,000
Cash dividends on common stock			(620,000)		(620,000)
Accrued dividends on preferred stock and		29,000	(1,679,000)		(1,650,000)
Amortization of stock warrants	(29,000)		29,000		0
Issuance of shares of common stock through the dividend reinvestment plan	121,000				121,000
Issuance of shares of common stock from supplemental shareholder investments	34,000				34,000
Issuance of shares of common stock	237,000				237,000
Stock option and restricted stock expense	115,000				115,000
Net change in unrealized gain/(loss) on securities available for sale, tax of				(452,000)	(452,000)
Balances at Dec. 31, 2010	115,224,000	32,763,000	295,000	146,000	148,428,000
Net income			5,623,000		5,623,000
Cash dividends on common stock			(313,000)		(313,000)
Accrued dividends on preferred stock and		29,000	(1,679,000)		(1,650,000)
Amortization of stock warrants	(29,000)		29,000		0
Issuance of shares of common stock through the dividend reinvestment plan	62,000				62,000
Issuance of shares of common stock from supplemental shareholder investments	197,000				197,000
Issuance of shares of common stock	162,000				162,000
Stock option and restricted stock expense	118,000				118,000
Net change in unrealized gain/(loss) on securities available for sale, tax of				2,750,000	2,750,000
Balances at Dec. 31, 2011	115,734,000	32,792,000	3,955,000	2,896,000	155,377,000
Net income			10,534,000		10,534,000
Cash dividends on common stock			(2,314,000)		(2,314,000)
Accrued dividends on preferred stock and		22,000	(1,269,000)		(1,247,000)
Amortization of stock warrants	(15,000)		15,000		0
Issuance of shares of common stock through the dividend reinvestment plan	440,000				440,000
Issuance of shares of common stock from supplemental shareholder investments	201,000				201,000
Issuance of shares of common stock	262,000				262,000
Stock option and restricted stock expense	96,000				96,000
Net change in unrealized gain/(loss) on securities available for sale, tax of				712,000	712,000
Redemption of 16,000 shares of preferred stock	850,000	(15,906,000)			(15,056,000)
Repurchase of stock warrants	(1,947,000)				(1,947,000)
Balances at Dec. 31, 2012	$ 115,621,000	$ 16,908,000	$ 10,921,000	$ 3,608,000	$ 147,058,000